Derivative Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative Liabilities Details
Beginning Balance	$ 2,255,781	$ 221,822	$ 221,822	$ 150,076
Increase in derivative value due to issuances of convertible promissory notes	71,072		221,515	583,415
Increase in derivative value attributable to tainted warrants			7,103,444
Decrease in derivative value attributable to exchange of warrants			(3,766,437)
Change in fair market value of derivative liabilities due to the mark to market adjustment	(700,240)	$ (4,945,782)	(1,221,021)	13,816
Debt conversions	(52,270)		(303,542)	(525,485)
Ending Balance	$ 1,574,343		$ 2,255,781	$ 221,822